Shareholder Report, Average Annual Return (Details)		4 Months Ended	12 Months Ended		60 Months Ended	65 Months Ended	120 Months Ended
	May 31, 2019	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000130396
Average Annual Return [Line Items]
Line Graph and Table Measure Name				CIBC Atlas Disciplined Equity Fund, Institutional Class Shares
C000130893
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares
C000130895
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CIBC Atlas Income Opportunities Fund, Institutional Class Shares
C000195841
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CIBC Atlas All Cap Growth Fund, Institutional Class Shares
C000195839
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CIBC Atlas Equity Income Fund, Institutional Class Shares
C000212351
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CIBC Atlas International Growth Fund, Institutional Class Shares
Without Sales Load [Member] | C000130396
Average Annual Return [Line Items]
Average Annual Return, Percent			32.94%		12.73%		12.15%
Without Sales Load [Member] | C000130893
Average Annual Return [Line Items]
Average Annual Return, Percent			30.85%		8.63%		9.06%
Without Sales Load [Member] | C000130895
Average Annual Return [Line Items]
Average Annual Return, Percent			21.70%		8.26%		7.74%
Without Sales Load [Member] | C000195841
Average Annual Return [Line Items]
Average Annual Return, Percent			48.49%		14.82%		13.80%
Without Sales Load [Member] | C000195839
Average Annual Return [Line Items]
Average Annual Return, Percent			37.70%		12.51%		10.91%
Without Sales Load [Member] | C000212351
Average Annual Return [Line Items]
Average Annual Return, Percent			18.89%		5.88%	6.13%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index (TR)
Average Annual Return, Percent			38.02%		15.27%		13.00%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index (USD)
Average Annual Return, Percent			37.86%		14.60%		12.44%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index (TR)
Average Annual Return, Percent			38.02%		15.27%		13.00%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index (USD)
Average Annual Return, Percent			37.86%		14.60%		12.44%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index (USD)
Average Annual Return, Percent			38.07%		15.00%		12.75%
MSCI ACWI ex-USA Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Gross) (USD)
Average Annual Return, Percent			24.98%		6.29%	7.28%
Russell Midcap Growth Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index (TR) (USD)
Average Annual Return, Percent			38.67%		11.46%		11.19%
Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent			26.30%		9.18%		8.59%
Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent			10.23%		(0.13%)		1.65%
Russell 3000 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Growth Index (USD)
Average Annual Return, Percent			43.42%		18.34%		15.66%